LOANS, FINANCING, DEBENTURES AND LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of balance of amounts payable relating to finance leases

	12.31.20	12.31.19
Nominal value payable	13,526,001	10,932,789
Unrealized financial expenses	(2,707,223)	(1,741,638)
Present value payable (1)	10,818,778	9,191,151

Current	2,262,043	2,029,265
Non-current	8,556,735	7,161,886
(1)	On December 31, 2020 and 2019, the present value of balances payable, included R$1,470,508 and R$480,381, respectively, referring to lease agreements with Telefónica Group companies (Note 28).

Schedule of aging list of finance lease payable

Year
2021	2,262,043
2022	2,270,112
2023	2,118,655
2024	1,551,657
2025	925,972
2026 onwards	1,690,339
Total	10,818,778

Schedule of repayments by year of maturity

	Loans and financing -	Financing -
Year	financial institutions	suppliers	Debentures	Leases	Total
2022	47	—	999,908	2,270,112	3,270,067
2023	4	—	—	2,118,655	2,118,659
2024	—	—	—	1,551,657	1,551,657
2025	—	—	—	925,972	925,972
2026 onwards	—	—	—	1,690,339	1,690,339
Total	51	—	999,908	8,556,735	9,556,694

Schedule of changes in borrowings

	Loans and			Financing -	Contingent
	financing	Debentures	Leases	suppliers	consideration	Total
Balance on 12.31.18	1,582,570	3,173,910	393,027	524,244	465,686	6,139,437
Initial adoption IFRS 16 on 01.01.19	—	—	8,618,072	—	—	8,618,072
Additions	—	—	1,803,941	967,313	—	2,771,254
Government grants (Note 21)	15,787	—	—	—	—	15,787
Financial charges (Note 27)	111,013	197,386	457,985	45,940	18,362	830,686
Issue costs	—	1,400	—	—	—	1,400
Foreign exchange variation (Note 27)	(1,104)	—	—	—	—	(1,104)
Write-offs (cancellation of contracts)	—	—	(107,213)	—	—	(107,213)
Write-offs (payments)	(1,659,416)	(268,346)	(1,974,661)	(541,223)	—	(4,443,646)
Balance on 12.31.19	48,850	3,104,350	9,191,151	996,274	484,048	13,824,673
Additions	—	—	4,828,542	370,538	—	5,199,080
Financial charges (Note 27)	1,879	87,635	526,127	26,620	6,555	648,816
Issue costs	—	1,376	—	—	—	1,376
Costs and expenses incurred	—	—	—	—	(40,708)	(40,708)
Write-offs (cancellation of contracts)	—	—	(315,291)	—	—	(315,291)
Write-offs (payments)	(50,617)	(1,148,785)	(3,411,751)	(1,017,732)	(449,895)	(6,078,780)
Balance on 12.31.20	112	2,044,576	10,818,778	375,700	—	13,239,166

Schedule of funding and payments

	12.31.20				12.31.19
		Write-offs (payments)				Write-offs (payments)
	Additions	Principal	Financial charges	Total	Additions	Principal	Financial charges	Total
Loans and financing	—	(48,645)	(1,972)	(50,617)	—	(1,564,258)	(95,158)	(1,659,416)
BNDES / PSI	—	(8,849)	(111)	(8,960)	—	(1,549,335)	(91,939)	(1,641,274)
BNB	—	(39,796)	(1,861)	(41,657)	—	(14,923)	(3,219)	(18,142)
Debêntures	—	(1,025,583)	(123,202)	(1,148,785)	—	(66,830)	(201,516)	(268,346)
1st issue – Minas Comunica	—	(25,583)	(1,995)	(27,578)	—	(25,583)	(1,761)	(27,344)
4th issue	—	—	—	—	—	(41,247)	(1,650)	(42,897)
5th issue	—	—	(88,819)	(88,819)	—	—	(135,242)	(135,242)
6th issue	—	(1,000,000)	(32,388)	(1,032,388)	—	—	(62,863)	(62,863)
Financing - Suppliers	370,538	(970,029)	(47,703)	(1,017,732)	967,313	(506,407)	(34,816)	(541,223)
Contingent consideration	—	(344,217)	(105,678)	(449,895)	—	—	—	—
Leases (1)	4,828,542	(2,909,214)	(502,537)	(3,411,751)	10,422,013	(1,559,165)	(415,496)	(1,974,661)
Total	5,199,080	(5,297,688)	(781,092)	(6,078,780)	11,389,326	(3,696,660)	(746,986)	(4,443,646)
(1)	Additions include the amount of the initial adoption of IFRS 16 on January 1, 2019.

Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of borrowings

	Information on December 31, 2020				12.31.20			12.31.19
	Currency	Annual interest rate	Maturity	Guarantees	Current	Non-current	Total	Current	Non-current	Total

Financial institutions (b.1)					61	51	112	23,865	24,985	48,850
PSI	R$	2.5% to 5.5%	Jan-23	(1)	61	51	112	8,847	112	8,959
BNB	R$	7.06% to 10%	Aug-22	(2)	—	—	—	15,018	24,873	39,891

Suppliers (b.2)	R$	114.6% to 149.0% of CDI	Dec-21		375,700	—	375,700	996,177	97	996,274

Debentures (b.3)					1,044,668	999,908	2,044,576	1,077,183	2,027,167	3,104,350
1st issue – Minas Comunica	R$	IPCA+0.50%	Jul-21	(3)	29,352	—	29,352	28,366	28,366	56,732
5th issue	R$	108.25% of CDI	Feb-22	(3)	1,015,316	999,908	2,015,224	44,504	1,998,801	2,043,305
6th issue	R$	100% of CDI + 0.24%	Nov-20	(3)	—	—	—	1,004,313	—	1,004,313

Leases (b.4)	R$	7.69% / IPCA			2,262,043	8,556,735	10,818,778	2,029,265	7,161,886	9,191,151

Contingent consideration (b.5)	R$	Selic			—	—	—	—	484,048	484,048

Total					3,682,472	9,556,694	13,239,166	4,126,490	9,698,183	13,824,673

Guarantees:

(1)Pledge of financed assets.

(2)Bank guarantee provided by Banco Safra in an amount equivalent to 100% of the outstanding financing debt balance. Setting up a liquidity fund represented by financial investments in the amount equivalent to three installments of repayment referenced to the average post-grace period performance. On December 31, 2019, the balance of this liquidity fund was R$13,212.

(3)Unsecured.

Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of borrowings

		Amounts
Issue		Issued	Outstanding	Issue value
1st issue – Minas Comunica	Dec-07	5,550	5,550	55,500
5th issue	Feb-17	200,000	200,000	2,000,000